INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Tax computed at the federal statutory rate	$ (450,000)	$ (364,000)
State taxes	(80,000)	(62,000)
Permanent differences	0	225,000
Other	0	9,000
Valuation allowance	530,000	192,000
Total provision	$ 0	$ 0